Taxes (Details Narrative) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Statement [Line Items]
Deferred tax liability	$ 1.4
Canadian
Statement [Line Items]
Taxes receivable Amount	$ 0.8